Presentation of the Financial Statements and Accounting Practices - Summary of Impacts of Adoption of IFRS 9 and IFRS 15 on Consolidated Statements of Financial Position (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments	$ 1,743.4	$ 2,366.1	$ 1,775.6	$ 1,775.6
Trade accounts receivables, net	318.0	297.0	336.8	336.8	$ 430.2
Contract assets	358.0	447.5	370.6	370.6	387.7
Other current assets		3,969.0		4,340.6	5,629.7
Total current assets	7,071.0	7,079.6	6,823.6	6,823.6	6,447.6
Financial investments	183.5	251.2	173.1	173.1	740.6
Deferred income tax and social contribution	21.6	13.4	11.6	11.6	15.7
Investments	6.3	5.6	3.9
Other non-currentassets		4,624.8		4,711.5	4,503.8
Total non-current assets	4,222.3	4,895.0	4,896.2	4,896.2	5,260.1
TOTAL ASSETS	11,293.3	11,974.6	1,719.8	11,719.8	11,707.7
Contract liabilities	1,045.4	1,001.1	1,086.8	1,086.8	1,136.8
Provisions	116.9	124.1	123.8	123.9	89.7
Unearned income	2.0
Other current liabilities		1,678.0		2,017.2	1,920.9
Total Current Liabilities	3,028.6	2,803.2	3,227.8	3,227.9	3,147.4
Contract liabilities	198.2	125.5	158.0	157.9
Deferred income tax and social contribution	254.0	258.0	265.2	265.2	413.1
Unearned income	73.2	91.7	106.9	106.9	226.9
Other non-currentliabilities		4,518.7		4,025.5	4,101.2
Total non-current liabilities	4,324.6	4,993.9	4,555.6	4,555.5	4,741.2
Equity	3,940.1	4,177.5	3,936.4	3,936.4	3,819.1	$ 3,819.1
TOTAL LIABILITIES	$ 11,293.3	11,974.6	11,719.8	11,719.8	11,707.7
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments		2,365.6		1,775.5
Trade accounts receivables, net		717.2		665.3	781.9
Other current assets		3,969.0		4,340.6	5,629.7
Total current assets		7,051.8		6,781.4	6,411.6
Financial investments		251.3		168.3	749.6
Deferred income tax and social contribution		2.9		3.6	4.5
Investments		5.6
Other non-currentassets		4,624.8		4,711.5	4,503.8
Total non-current assets		4,884.6		4,883.4	5,257.9
TOTAL ASSETS		11,936.4		11,664.8	11,669.5
Advances from customers		799.2		716.4	743.8
Provisions		141.4		135.8	95.7
Unearned income		164.1		311.5	320.0
Other current liabilities		1,678.0		2,017.2	1,920.9
Total Current Liabilities		2,782.7		3,180.9	3,080.4
Advances from customers		104.1		139.8	164.1
Deferred income tax and social contribution		251.4		263.5	417.3
Unearned income		97.5		113.9	62.8
Other non-currentliabilities		4,518.7		4,025.5	4,101.2
Total non-current liabilities		4,971.7		4,542.7	4,745.4
Equity		4,182.0		3,941.2	3,843.7	3,843.7
TOTAL LIABILITIES		11,936.4		11,664.8	11,669.5
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Trade accounts receivables, net		(432.8)		(345.1)	(360.6)
Contract assets		447.5	$ 370.6	370.6	387.7
Total current assets		14.7		25.5	27.1
Deferred income tax and social contribution		13.0		10.7	14.2
Total non-current assets		13.0		10.7	14.2
TOTAL ASSETS		27.7		36.2	41.3
Contract liabilities		1,001.1		1,086.8	1,136.8
Advances from customers		(799.2)		(716.4)	(743.8)
Provisions		(17.3)		(11.9)	(6.0)
Unearned income		(164.1)		(311.5)	(320.0)
Total Current Liabilities		20.5		47.0	67.0
Contract liabilities		125.5		157.9
Advances from customers		(104.1)		(139.8)	(164.1)
Deferred income tax and social contribution		4.6		(1.3)	(2.2)
Unearned income		(5.8)		(7.0)	164.1
Total non-current liabilities		20.2		9.8	(2.2)
Equity		(13.0)		(20.6)	(23.5)	(23.5)
TOTAL LIABILITIES		27.7		36.2	41.3
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial investments		0.5		0.1
Trade accounts receivables, net		12.6		16.6	8.9
Total current assets		13.1		16.7	8.9
Financial investments		(0.1)		4.8	(9.0)
Deferred income tax and social contribution		(2.5)		(2.7)	(3.0)
Total non-current assets		(2.6)		2.1	(12.0)
TOTAL ASSETS		10.5		18.8	(3.1)
Deferred income tax and social contribution		2.0		3.0	(2.0)
Total non-current liabilities		2.0		3.0	(2.0)
Equity		8.5		15.8	(1.1)	$ (1.1)
TOTAL LIABILITIES		$ 10.5		$ 18.8	$ (3.1)